INVENTORY (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CAD ($)
Disclosure Inventory Abstract
Finished goods	$ 6,472	$ 23,226
Work in progress - buses	41	109
Parts for resale	2,903	2,281
Total Inventory	$ 9,416	$ 25,616	$ 32,614	$ 14,862	$ 19,303